Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Gross Realized Gains and Losses on the Sale of Debt Financial Instruments - Financial assets available-for-sale [Member] - CLP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Gross Realized Gains and Losses on the Sale of Debt Financial Instruments [Line Items]
Unrealized gains (losses)	$ 4,352	$ (15,325)	$ (50,475)
Realized losses (gains) reclassified to income	4,522	63,401	(1,242)
Subtotal	8,874	48,076	(51,717)
Income tax on other comprehensive income	(1,806)	798	4,171
Net effect in equity	$ 7,068	$ 48,874	$ (47,546)